EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
15.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	2012	2013	2014
Numerator:
Net (loss)/income available to ordinary shareholders	(26,776)	196,222	513,115
Dilutive effect of convertible notes	-	-	(45,470)
Net (loss)/income for diluted earnings	(26,776)	196,222	467,645
Denominator:
Denominator for basic earnings per share—weighted average ordinary shares outstanding	90,804,777	92,676,258	95,345,023
Dilutive effect of share options	-	741,386	130,746
Dilutive effect of convertible notes	-	-	7,337,850
Denominator for diluted earnings per share	90,804,777	93,417,644	102,813,619
Basic earnings per share	(0.29)	2.12	5.38
Diluted earnings per share	(0.29)	2.10	4.55

For the year ended December 31, 2012, outstanding stock options of 1,382,531 shares and 7,454,208 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2013, outstanding stock options of 1,783,636 shares were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2013, 7,454,208 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2014, outstanding stock options of 1,401,687 shares were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2012, 2013 and 2014, outstanding Yitel stock options of 2,475,990, 4,559,546 and 1,998,557 shares were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.